Restructuring and related reorganization charges - Summary of restructuring and related reorganization activity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restructuring Reserve [Roll Forward]
Beginning balance	$ 0	$ 151	$ 0
Charges	0	4,041	13,360
Payments		(4,192)	(13,209)
Ending balance		0	151
Employee severance and benefits
Restructuring Reserve [Roll Forward]
Beginning balance	0	0	0
Charges		3,646	12,961
Payments		(3,646)	(12,961)
Ending balance		0	0
Others
Restructuring Reserve [Roll Forward]
Beginning balance	$ 0	151	0
Charges		395	399
Payments		(546)	(248)
Ending balance		$ 0	$ 151